Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	Gabelli Innovations Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001760567
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 21, 2019
Document Effective Date	dei_DocumentEffectiveDate	Mar. 21, 2019
Prospectus Date	rr_ProspectusDate	Mar. 21, 2019
Gabelli Media Mogul Fund (Prospectus Summary) | Gabelli Media Mogul Fund | Gabelli Media Mogul Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOGLX
Gabelli Pet Parents'(TM) Fund (Prospectus Summary) | Gabelli Pet Parents'(TM) Fund | Gabelli Pet Parents'(TM) Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PETZX
Gabelli Food of All Nations Fund (Prospectus Summary) | Gabelli Food of All Nations Fund | Gabelli Food of All Nations Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOANX
Gabelli RBI Fund (Prospectus Summary) | Gabelli RBI Fund | Gabelli RBI Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GRBIX